Employee Benefits - Amounts Recognized in Accumulated Other Comprehensive Income not yet Recognized (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Total	$ 5,226	$ 3,000
United Kingdom
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	6,013	4,254	$ 7,138
Total	6,013	4,254	7,138
Switzerland
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	(787)	(1,254)	(1,283)
Total	$ (787)	$ (1,254)	$ (1,283)